Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of operations
Total operating revenues	$ 151,498	$ 140,165
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(87,754)	447,257
Statement of changes in equity
Equity	215,605
Additional Paid-in Capital
Statement of changes in equity
Equity	251,249
Non-Controlling Interest
Statement of changes in equity
Equity	(35,644)
Liquefaction services revenue
Statement of operations
Total operating revenues	116,594	123,421
VIE debt
Statement of cash flows
Financing costs paid	(3,150)	0
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(87,754)	447,257
Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	0
Net debt repayments	(52,359)	(50,570)
Financing costs paid	(3,150)	0
Cash dividends paid	(17,842)	(25,305)
Hilli LLC | VIE debt | Additional Paid-in Capital
Statement of changes in equity
Equity	(251,249)	0
Hilli LLC | VIE debt | Non-Controlling Interest
Statement of changes in equity
Equity	35,644	0
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Total operating revenues	$ 116,594	$ 123,421